Benefit Plans - Postemployment Benefit Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Service cost	$ 20	$ 22	$ 16
Interest cost	7	6	6
Amortization of prior service credit	(2)	(2)	(2)
Amortization of loss	21	21	16
Net postemployment benefit cost	$ 47	$ 47	$ 36